SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year-end US$:HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	7.7655	7.8081	7.7854
Annual average US$:HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	7.8014	7.8260	7.8303
Year-end US$:NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	32.7515	30.5106	30.6524
Annual average US$:NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	32.1557	31.0906	29.7965
Year-end US$:SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	1.3625	1.3192	1.3518
Annual average US$:SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate	1.3376	1.3410	1.3787
Year-end US$:CNY$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate			6.7352
Annual average US$:CNY$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual average exchange rate			6.5149